RELATED PARTY DISCLOSURE - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Due from related parties	$ 12.0	$ 8.0
Due to related parties	$ 12.0	$ 9.0
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	49.00%